CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Income Statement [Abstract]
Revenue	$ 841,197	$ 644,842	$ 2,075,698	$ 1,307,117	$ 2,036,222	$ 1,854,694	$ 968,848
Operating expenses:
Selling, general and administrative	2,948,452	3,240,815	10,093,631	8,516,390	11,198,505	7,615,734	8,388,873
Research and development	266,331	184,981	1,085,416	509,132	692,480	432,669	268,876
Depreciation and amortization	113,424	62,280	325,448	105,105	321,074	313,940	367,556
Total operating expenses	3,328,207	3,488,076	11,504,495	9,130,627	12,212,059	8,362,343	9,025,305
LOSS FROM OPERATIONS	(2,487,010)	(2,843,234)	(9,428,797)	(7,823,510)	(10,175,837)	(6,507,649)	(8,056,457)
Other income (expense):
Interest income (expense), net	111	333	784	738	1,272	(643,063)	(2,458,667)
Other income (expense), net	52,299		130,186		(3,761)
Gain (loss) on change in fair value of warrant liability	515,543	707,289	(1,663,316)	(6,145,229)	(7,508,146)
Net loss before provision for income taxes	(1,919,057)	(2,135,612)	(10,961,143)	(13,968,001)	(17,686,472)	(7,150,712)	(10,515,124)
Provision for income taxes
NET LOSS	$ (1,919,057)	$ (2,135,612)	$ (10,961,143)	$ (13,968,001)	$ (17,686,472)	$ (7,150,712)	$ (10,515,124)
Net loss per share-basic and diluted (in dollars per share)	$ 0.00	$ 0.00	$ (0.01)	$ (0.02)	$ (0.03)	$ (0.01)	$ (0.03)
Weighted average shares outstanding- basic and diluted (in shares)	814,155,727	721,142,161	804,032,409	683,709,950	703,852,716	576,091,498	376,833,809